EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure Equipment Details Abstract
Schedule of Equipment

	Computer Equipment	Vehicles	Total
	$	$	$
Cost
At November 30, 2019	93,962	—	93,962
Additions	—	43,303	43,303
At November 30, 2020	93,962	43,303	137,265
Disposals	(93,962)	—	(93,962)
At November 30, 2021	—	43,303	43,303

Depreciation:
At November 30, 2019	1,175	—	1,175
Additions	27,836	—	27,836
At November 30, 2020	29,011	—	29,011
Additions	19,485	12,991	32,476
Disposals	(48,496)	—	(48,496)
At November 30, 2021	—	12,991	12,991

Net book value:
At November 30, 2020	64,951	43,303	108,254
At November 30, 2021	—	30,312	30,312